UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Aeropostale, Inc.*	6,400	$205,504	0.13%
Kohl's Corporation*	7,895	363,802	0.23%
Nordstrom, Inc.	14,000	403,480	0.26%
Ross Stores, Inc.	6,200	228,222	0.15%
The Gap, Inc.	10,900	193,802	0.13%
Urban Outfitters, Inc.*	12,725	405,546	0.26%
		1,800,356	1.16%
Apparel and Other Finished Products:
Guess?, Inc	10,265	357,119	0.23%
		357,119	0.23%
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	5,800	230,028	0.15%
Autozone, Inc.*	1,500	185,010	0.12%
		415,038	0.27%
Building Materials and Gardening Supplies:
Lowe's Companies, Inc.	16,760	397,044	0.25%
		397,044	0.25%
Business Services:
Activision Blizzard, Inc. *	50,190	774,432	0.50%
Adobe Systems Incorporated*	26,805	1,057,993	0.68%
Affiliated Computer Services, Inc.*	22,932	1,161,047	0.75%
Autodesk, Inc.*	9,800	328,790	0.21%
Equifax Inc.	6,700	230,815	0.15%
Fiserv, Inc.*	6,400	302,848	0.19%
Intuit Inc.*	11,100	350,871	0.23%
Microsoft Corporation	85,994	2,295,180	1.47%
Omnicom Group Inc.	17,450	672,872	0.43%
Oracle Corporation*	120,521	2,447,782	1.57%
SAP AG**	5,700	304,551	0.19%
Symantec Corporation*	31,455	615,889	0.40%
Western Union Company	21,730	536,079	0.34%
		11,079,149	7.11%
Chemicals and Allied Products:
Abbott Laboratories	26,113	$1,503,587	0.96%
Air Products & Chemicals, Inc.	1,700	116,433	0.07%
Amgen Inc.*	10,400	616,408	0.40%
AstraZeneca PLC**	14,300	627,484	0.40%
Avon Products, Inc.	39,776	1,653,488	1.06%
Charles River Laboratories International, Inc.*	5,095	282,925	0.18%
Colgate Palmolive Company	9,493	715,298	0.46%
E.I. du Pont de Nemours and Company	3,200	128,960	0.08%
Eastman Chemical Company	2,500	137,650	0.09%
Ecolab Inc.	3,820	185,346	0.12%
Gilead Sciences, Inc.*	16,892	769,937	0.49%
GlaxoSmithKline plc**	13,991	608,049	0.39%
Johnson & Johnson	22,620	1,567,114	1.01%

Lilly, Eli and Company	16,533	727,948	0.47%
Merck & Company, Inc.	19,600	618,576	0.40%
Mylan Inc.*	24,660	281,617	0.18%
Novartis AG - ADR**	13,600	718,624	0.46%
Pfizer, Inc.	33,300	614,052	0.39%
PPG Industries, Inc.	2,200	128,304	0.08%
Praxair, Inc.	19,778	1,418,874	0.91%
Proctor & Gamble Company	13,750	958,238	0.62%
Sanofi-Aventis **	18,800	617,956	0.40%
Teva Pharmaceutical Industries Limited**	11,130	509,643	0.33%
The Lubrizol Corporation	3,000	129,420	0.08%
Wyeth	17,100	631,674	0.41%
		16,267,605	10.44%
Communications:
AT&T, Inc.	60,736	1,695,749	1.09%
NII Holdings, Inc.*	5,200	197,184	0.13%
Qwest Communications International Inc.	50,200	162,146	0.10%
The DirecTV Group, Inc*	8,800	230,296	0.15%
		2,285,375	1.47%
Depository Institutions:
Barclays PLC**	19,430	479,921	0.31%
Credit Suisse Group**	10,900	526,252	0.34%
JPMorgan Chase & Co.	27,500	1,284,250	0.82%
State Street Corporation	10,647	605,601	0.39%
Wells Fargo & Company	52,825	1,982,522	1.27%
		4,878,546	3.13%
Durable Goods, Wholesale:
BorgWarner, Inc.	9,200	$301,484	0.19%
Reliance Steel & Aluminum Co.	3,300	125,301	0.08%
		426,785	0.27%
Eating and Drinking Places:
McDonald’s Corporation	36,300	2,239,710	1.44%
Yum! Brands, Inc.	35,405	1,154,557	0.74%
		3,394,267	2.18%
Educational Services:
Apollo Group, Inc.*	20,786	1,232,610	0.79%
		1,232,610	0.79%
Electric, Gas, and Sanitary Service:
Dominion Resources, Inc.	38,900	1,664,142	1.07%
DTE Energy Company	4,500	180,540	0.12%
Edison International	5,300	211,470	0.14%
Entergy Corporation	2,300	204,723	0.13%
Exelon Corporation	5,135	321,554	0.21%
FirstEnergy Corporation	5,605	375,478	0.24%
FPL Group, Inc.	4,000	201,200	0.13%
Mirant Corporation*	9,600	175,584	0.11%
NiSource Inc.	13,700	202,212	0.13%
Pinnacle West Capital Corporation	5,500	189,255	0.12%
PPL Corporation	8,925	330,404	0.21%
SCANA Corporation	5,200	202,436	0.13%
The Williams Companies, Inc.	22,745	537,919	0.34%
		4,796,917	3.08%

Electronic and Other Electric Equipment:
Altera Corporation	26,545	548,950	0.35%
Amphenol Corporation	34,870	1,399,682	0.90%
Cisco Systems, Inc.*	121,470	2,740,363	1.76%
Emerson Electric Company	33,911	1,383,230	0.89%
General Electric Company	24,100	614,550	0.39%
Intel Corporation	56,615	1,060,399	0.68%
L-3 Communications Holdings, Inc.	3,256	320,130	0.21%
Millicom International Cellular S.A.**	3,445	236,568	0.15%
Qualcomm Incorporated	43,315	1,861,246	1.19%
Research In Motion Limited* **	5,245	358,234	0.23%
Xilinx, Inc.	8,325	195,221	0.13%
		10,718,573	6.88%
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture Ltd.**	33,840	$1,285,920	0.83%
Celegene Corporation*	6,195	392,020	0.25%
		1,677,940	1.08%
Fabricated Metal Products:
Ball Corporation	3,300	130,317	0.08%
Crane Company	8,300	246,593	0.16%
Illinois Tool Works, Inc.	36,803	1,635,893	1.05%
		2,012,803	1.29%
Food and Kindred Products:
Bunge Limited**	1,900	120,042	0.08%
Coca-Cola Company, The	31,998	1,692,054	1.08%
Fomento Economico Mexicano, S.A. de C.V.**	825	31,466	0.02%
General Mills, Inc.	9,000	618,480	0.40%
H.J. Heinz Company	14,621	730,611	0.47%
Kraft Foods Inc.	29,500	966,125	0.62%
PepsiCo, Inc.	34,095	2,429,951	1.56%
		6,588,729	4.23%
Food Stores:
The Kroger Co.	33,000	906,840	0.58%
		906,840	0.58%
Forestry:
Weyerhaeuser Company	6,420	388,924	0.25%
		388,924	0.25%
Furniture and Fixtures:
Johnson Controls, Inc.	9,700	294,201	0.19%
Leggett & Platt, Incorporated	9,500	207,005	0.13%
Masco Corporation	10,835	194,380	0.13%
		695,586	0.45%
General Merchandise:
Big Lots, Inc. *	6,845	190,496	0.12%
BJ's Wholesale Club, Inc.*	5,800	225,388	0.15%
Costco Wholesale Corporation	7,225	469,119	0.30%
Target Corporation	27,165	1,332,443	0.86%
The TJX Companies, Inc.	7,200	219,744	0.14%
Wal-Mart Stores, Inc.	12,261	734,311	0.47%
		3,171,501	2.04%

Health Services:
Covance Inc.*	3,525	$311,645	0.20%
Express Scripts, Inc.*	13,331	984,094	0.63%
Laboratory Corp of America Holdings*	12,080	839,560	0.54%
		2,135,299	1.37%
Home Furniture and Equipment:
Best Buy Company, Inc.	42,775	1,604,063	1.03%
GameStop Corporation*	5,525	189,010	0.12%
		1,793,073	1.15%
Hotel, Other Lodging Places:
Marriott International, Inc.	15,120	394,481	0.25%
		394,481	0.25%
Industrial Machinery and Equipment:
3M Company	16,340	1,116,185	0.72%
Apple Computer, Inc.*	8,360	950,198	0.61%
Applied Materials, Inc.	64,000	968,320	0.62%
Cameron International Corporation*	16,109	620,841	0.40%
Caterpillar Inc.	12,780	761,688	0.49%
Cummins Engine, Inc.	17,606	769,734	0.49%
Deere & Company	6,340	313,830	0.20%
Dell Inc.*	33,000	543,840	0.35%
Eaton Corporation	4,800	269,664	0.17%
Flowserve Corporation	6,731	597,511	0.38%
Hewlett-Packard Company	69,734	3,224,500	2.07%
International Business Machines Corporation	19,468	2,276,977	1.46%
Lam Research Corporation*	5,735	180,595	0.12%
National Oilwell Varco Inc*	11,920	598,742	0.39%
Parker-Hannifin Corporation	4,850	257,050	0.17%
Pitney Bowes, Inc.	9,500	315,970	0.20%
Seagate Technology**	25,178	305,157	0.19%
		14,070,802	9.03%
Instruments and Related Products:
Alcon, Inc.**	5,655	913,339	0.59%
Baxter International Inc.	26,341	1,728,760	1.11%
Becton Dickinson & Company	9,418	755,888	0.48%
Danaher Corporation	11,575	803,305	0.51%
KLA-Tencor Corporation	5,650	178,823	0.11%
Medtronic, Inc.	16,690	836,169	0.54%
Rockwell Collins, Inc.	6,500	312,585	0.20%
Stryker Corporation	9,885	615,836	0.40%
Thermo Electron Corporation*	11,120	611,600	0.39%
Xerox Corporation	23,900	275,567	0.18%
		7,031,872	4.51%
Insurance Carriers:
Ace LTD.**	9,600	$519,648	0.33%
Aetna, Inc.	16,800	606,648	0.39%
Aflac Incorporated	21,400	1,257,250	0.81%
Allianz SE**	36,100	494,931	0.32%
Allstate Corporation	24,800	1,143,776	0.73%

Cigna Corporation	16,900	574,262	0.37%
ING Groep N.V.**	20,600	440,840	0.28%
Lincoln National Corporation	14,200	607,902	0.39%
Metlife Capital Trust, Inc.	10,700	599,200	0.38%
Prudential Financial, Inc.	13,840	996,480	0.64%
The Chubb Corporation	10,700	587,430	0.38%
The Hartford Financial Services Group, Inc.	9,900	405,801	0.26%
Wellpoint, Inc.*	16,600	776,382	0.50%
		9,010,550	5.78%
Leather and Leather Products:
Coach, Inc.*	23,622	591,495	0.38%
		591,495	0.38%
Metal Mining:
Freeport-McMoran Copper & Gold Inc.	9,479	538,881	0.35%
		538,881	0.35%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	6,200	215,264	0.14%
		215,264	0.14%
Miscellaneous Retail:
CVS Corporation	31,540	1,061,636	0.68%
priceline.com Incorporated*	2,800	191,604	0.12%
Tiffany & Co.	5,400	191,808	0.13%
		1,445,048	0.93%
Motion Pictures:
The Walt Disney Company	19,265	591,243	0.38%
		591,243	0.38%
Motor Freight Transportation, Warehouse:
J.B. Hunt Transport Services, Inc.	8,580	286,315	0.18%
		286,315	0.18%
Nondepository Institutions:
American Express Company	14,400	510,192	0.33%
		510,192	0.33%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	16,500	$621,225	0.40%
Cardinal Health, Inc.	11,500	566,720	0.36%
McKesson Corporation	26,700	1,436,727	0.92%
Nike, Inc.-Class B	23,687	1,584,660	1.02%
		4,209,332	2.70%
Oil and Gas Extraction:
Apache Corporation	11,743	1,224,560	0.79%
Eni S.p.A**	8,000	423,600	0.27%
ENSCO International Incorporated	9,000	518,670	0.33%
Halliburton Company	18,470	598,243	0.39%
Nabors Industries Ltd.* **	23,497	585,545	0.37%
Occidental Petroleum Corporation	6,500	457,925	0.30%
Petroleo Brasileiro S.A.**	7,565	332,482	0.21%
Royal Dutch Shell PLC**	7,800	460,278	0.30%
Schlumberger Limited**	5,900	460,731	0.30%
Statoilhydro ASA**	18,600	442,680	0.28%
Total SA**	7,500	455,100	0.29%
Transocean, Inc.* **	14,478	1,590,264	1.02%
XTO Energy Inc.	41,237	1,918,345	1.23%
		9,468,423	6.08%

Paper and Allied Products:
International Paper Company	7,310	191,376	0.12%
Kimberly-Clark Corporation	14,850	962,874	0.62%
MeadWestvaco Corporation	7,680	179,021	0.12%
Pactiv Corporation*	5,300	131,599	0.08%
		1,464,870	0.94%
Personal Services:
H&R Block, Inc.	9,772	222,313	0.14%
		222,313	0.14%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR**	8,600	431,462	0.28%
Chevron Corporation	21,984	1,813,240	1.16%
ConocoPhillips	24,700	1,809,275	1.16%
Exxon Mobil Corporation	6,000	465,960	0.30%
Marathon Oil Corporation	40,400	1,610,748	1.03%
Murphy Oil Corporation	9,599	615,680	0.40%
Sunoco, Inc.	6,705	238,564	0.15%
Valero Energy Corporation	24,005	727,352	0.47%
		7,712,281	4.95%
Primary Metal Industries:
Nucor Corporation	15,314	$604,903	0.39%
Precision Castparts Corp.	4,340	341,905	0.22%
Steel Dynamics, Inc.	8,000	136,720	0.09%
United States Steel Corporation	1,400	108,654	0.07%
		1,192,182	0.77%
Railroad Transportation:
Norfolk Southern Corporation	19,226	1,272,953	0.82%
Union Pacific Corporation	23,955	1,704,638	1.09%
		2,977,591	1.91%
Rubber and Miscellaneous Plastic Products:
Tupperware Brands Corporation	4,064	112,288	0.07%
		112,288	0.07%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	13,600	519,520	0.33%
Blackrock, Inc.	1,990	387,055	0.25%
Goldman Sachs Group, Inc.	8,770	1,122,560	0.72%
T. Rowe Price Group, Inc.	13,115	704,407	0.45%
The Charles Schwab Corporation	32,635	848,510	0.55%
		3,582,052	2.30%
Stone, Clay, Glass, Concrete Products:
Cemex, S.A.* **	7,159	123,278	0.08%
		123,278	0.08%
Transportation Equipment:
Autoliv, Inc.	8,800	297,000	0.19%
Boeing Company	10,052	576,482	0.37%
General Dynamics Corporation	14,286	1,051,735	0.67%
Goodrich Corp	13,769	572,790	0.37%
Harsco Corporation	7,500	278,925	0.18%
Honda Motor Company LTD-Spons ADR**	19,000	572,090	0.37%
Honeywell International Inc.	23,776	987,893	0.63%
Lockheed Martin Corporation	14,092	1,545,470	0.99%
United Technologies Corporation	39,827	2,392,010	1.54%
		8,274,395	5.31%

Water Transportation:
Overseas Shipholding Group, Inc.	4,800	279,888	0.18%
		279,888	0.18%
Total common stocks (cost $155,639,604)		151,725,115	97.39%

Short-Term Investments:
AIM Money market funds (2.2904% at	3,782,447	3,782,447	2.43%
September 30,2008)
Total short-term investments		3,782,447	2.43%
Total investments (cost $159,422,051)		155,507,562	99.82%
Other assets and liabilities, net		279,815	0.18%
Total net assets		$155,787,377	100.00%

* Presently not producing dividend income
** Foreign Investments (9.61% of net assets)

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period. The Fund has determined that implementation of FAS 157 did not have a material impact on the Fund’s financial statements.

FAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2008.

Level 1 -	Quoted Prices	$155,507,562
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$155,507,562

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By /s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/  David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  November 18, 2008

/s/  Robert D. Brearton

Robert D. Brearton

Principal Financial Officer

Date:  November 18, 2008

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically